Statements Of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $71,463,383 and $99,057,395)	$ 71,472,453	$ 99,079,846
Net unrealized appreciation on open futures and forward currency contracts	7,842,259	8,445,476
Due from brokers	4,384,023	8,002,955
Cash denominated in foreign currencies (cost $8,299,507 and $4,308,932)	8,309,276	4,327,157
Total equity in trading accounts	92,008,011	119,855,434
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $205,231,935 and $368,743,783)	205,256,695	368,829,890
CASH AND CASH EQUIVALENTS	8,447,500	8,138,415
ACCRUED INTEREST RECEIVABLE	622,175	2,436,662
TOTAL	306,334,381	499,260,401
LIABILITIES:
Subscriptions by Unitholders received in advance	641,973	883,797
Net unrealized depreciation on open futures and forward currency contracts	544,585	3,314,912
Due to Managing Owner	536	142,003
Accrued brokerage fees	1,444,229	2,427,117
Accrued management fees	37,971	57,790
Redemptions payable to Unitholders	10,798,213	16,282,107
Accrued expenses	242,308	171,645
Cash denominated in foreign currencies (cost -$0 and -$1,234,117)		1,267,184
Due to brokers	4,386,837	1,053,812
Total liabilities	18,096,652	25,600,367
TRUST CAPITAL:
Total trust capital	288,237,729	473,660,034
TOTAL	306,334,381	499,260,401
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	6,833,096	9,313,020
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	257,057,401	428,867,469
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	953.24	1,061.34
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	156,016	289,447
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,116.03	1,191.38
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	21,885,706	33,520,653
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,126.21	1,199.25
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 2,305,510	$ 1,669,445
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,209.21	1,262.11